SHAREHOLDERS' EQUITY AND INCOME PER COMMON SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2019	Jan. 21, 2019	Jan. 21, 2018	Jan. 21, 2017
Share Repurchase Plan [Abstract]
Stock repurchased (in shares)		1,204,688	587,969
Stock repurchased		$ 26,284	$ 12,681
Earnings Per Share Reconciliation [Abstract]
Net income		$ 46,435	$ 39,839	$ 20,475
Weighted average shares outstanding (in shares)	[1]	22,894,000	23,412,000	21,327,000
Stock units for deferred compensation plan for non-employee directors (in shares)		132,000	128,000	121,000
Effect of stock options (in shares)		115,000	176,000	142,000
Performance share units (in shares)		42,000	53,000	60,000
Weighted average shares outstanding for calculation of diluted earnings per share (in shares)		23,183,000	23,769,000	21,650,000
Net income per common share [Abstract]
Basic (in dollars per share)	[1]	$ 2.03	$ 1.70	$ 0.96
Diluted (in dollars per share)		$ 2.00	$ 1.68	$ 0.95
Common Stock [Member]
Share Repurchase Plan [Abstract]
Share repurchase plan percentage of shares authorized to be repurchased						5.00%	5.00%	5.00%
Number of shares authorized for repurchase (in shares)					300,000
Stock repurchased (in shares)		1,204,688	587,969	0
Stock repurchased		$ 26,284	$ 12,681	$ 0
Stock Options [Member]
Antidilutive Securities [Abstract]
Antidilutive shares excluded from computation of diluted loss per share (in shares)		0	0	0

[1]	Basic net income per common share includes weighted average common shares outstanding during the period and participating share awards.